INVESTMENTS IN EQUITY METHOD INVESTEES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	Aug. 05, 2003 Ktl [Member]	Apr. 30, 2009 Xenon Automation [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 5	$ 3